Leases	12 Months Ended
Jun. 30, 2021
24. Leases

24. Leases

The Group as lessor

Operating leases:

•	Leases of shopping malls, office and other buildings

The Group enters into cancellable operating leases relating to the Arcos District shopping center on its behalf since January 2020. The agreements have an average term raging from three to five years. Some leases related to anchor stores have terms of ten years, which are usually extendable. Tenants normally pay a rent which consists of the higher of (i) the base rent; and (ii) the percentage rent (which generally ranges between 2% and 12% of the tenants’ gross sales). The percentage of increase to be applied on the Basic Rent in force at that moment is the Consumer Price Index (CPI) of the Argentine Republic. Regarding the supplementary rental, because this item is not known until the end of the period, it falls within the definition of contingency rental under IFRS 16.

The book value of assets for such leases are described in Note 9.

For the fiscal years ended June 30, 2021, 2020 and 2019, the base and contingent rental income of the Group’s shopping malls amounted to ARS 3,542, ARS 6,570 and ARS 9,517, respectively, and are included under “Income from sales, rentals and services” in the Consolidated Statements of Income and Other Comprehensive Income.

Additionally, IRSA Propiedades Comerciales, owns a shopping mall property known as "Patio Olmos" in the Province of Córdoba, Argentina. The Group leases this property to a third party shopping mall operator under an operating lease agreement expiring in 2032. The agreement provides for fixed monthly payments, adjusted pursuant to a rent escalation clause. Rental income for the years ended June 30, 2021, 2020 and 2019 amounted to ARS 7, ARS 10 and ARS 12, respectively, and is included in the line item “Income from sales, rentals and services” in the Consolidated Statements of  Income and Other Comprehensive Income.

The Group also enters into cancellable operating leases agreements relating to offices and other buildings. These agreements have an average term raging from three to five years. The tenants are charged a base rent on a monthly basis.

Office and other buildings leases amount to ARS 2,432, ARS 3,174 and ARS 2,719 for the fiscal years ended June 30, 2021, 2020 and 2019, respectively, and are included within “income from sales, rentals and services” in the Consolidated Statements of  Income and Other Comprehensive Income.

The book value of assets for such leases are described in Note 9.

The future minimum proceeds under non-cancellable operating leases from Group’s shopping malls, offices and other buildings are as follows:

	06.30.21	06.30.20
No later than a year	4,001	3,357
Later than 1 year and not later than 5 years	8,001	7,686
More than 5 years	2,263	3,487
	14,265	14,530